Leases - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease's weighted average remaining lease term	6 years 8 months 12 days	7 years 6 months
Operating lease's weighted average discount rate	5.04%	5.57%
Capitalized lease cost	¥ 0	¥ 0	¥ 0